FS Energy Total Return Fund

Unaudited Schedule of Investments

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Industry	Number of Shares	Cost(b)	Fair Value(c)
Master Limited Partnerships—13.6%
Energy Transfer LP	(d)	Midstream	289,100	$4,203	$4,157
EQM Midstream Partners, LP	(d)	Midstream	44,000	2,016	1,695
Total Master Limited Partnerships				6,219	5,852
Preferred Equity—12.1%
CenterPoint Energy, Inc., Series B, 7.0%	(d)	Downstream	21,800	1,072	1,114
Crestwood Equity Partners LP, 9.3%		Midstream	219,123	2,025	2,082
Dominion Energy, Inc., Series A, 7.3%		Downstream	20,000	2,011	2,010
Total Preferred Equity				5,108	5,206
Common Equity—36.5%
AltaGas Canada, Inc.	(d) (e)	Downstream	32,100	355	628
Atlantica Yield Plc	(d)	Renewables	24,200	481	561
BP p.l.c., ADR	(d)	Upstream	16,000	660	636
Kinder Morgan, Inc.	(d)	Midstream	77,700	1,279	1,602
Marathon Petroleum Corp.	(d)	Downstream	20,800	1,029	1,173
Occidental Petroleum Corp.	(d)	Upstream	39,300	2,276	2,018
Pembina Pipeline Corp.	(d) (e)	Midstream	39,100	1,321	1,419
Plains GP Holdings LP, Class A Shares	(d)	Midstream	98,400	2,253	2,377
Rattler Midstream LP		Midstream	86,000	1,505	1,594
Royal Dutch Shell plc, Class B Shares, ADR	(d)	Upstream	10,400	673	660
Targa Resources Corp.		Midstream	20,000	681	778
TC Energy Corp.	(d)	Midstream	32,200	1,330	1,577
TOTAL S.A., ADR	(d)	Upstream	12,600	749	652
Total Common Equity				14,592	15,675
Portfolio Company(a)	Footnotes	Industry	Principal Amount(b)	Amortized Cost	Fair Value(c)
Senior Secured Loans—First Lien—16.0%
AL Midcoast Holdings, LLC, L+550, 7/31/2025	(f)	Midstream	$1,987	$1,985	$1,988
BCP Raptor II, LLC, L+475, 11/3/2025	(f)	Midstream	2,100	2,043	1,965
Navitas Midstream Midland Basin, LLC, L+450, 12/13/2024	(f)	Midstream	1,995	1,946	1,924
Prairie ECI Acquiror LP, L+475, 3/11/2026	(f)	Midstream	998	990	1,003
Total Senior Secured Loans—First Lien				6,964	6,880
Corporate Bonds—15.7%
Exterran Energy Solutions LP / EES Finance Corp., 8.1%, 5/1/2025		Service & Equipment	1,400	1,402	1,431
Gulfport Energy Corp., 6.4%, 5/15/2025	(d)	Upstream	2,200	2,127	1,694
KLX Energy Services Holdings, Inc., 11.5%, 11/1/2025	(g)	Service & Equipment	1,400	1,379	1,375
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026	(g)	Upstream	1,000	800	788
SM Energy Co., 6.6%, 1/15/2027		Upstream	1,000	936	876
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.9%, 1/15/2029	(g)	Midstream	500	500	553
Total Corporate Bonds				7,144	6,717

See notes to unaudited schedule of investments.

FS Energy Total Return Fund

Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands, except share and per share amounts)

Portfolio Company(a)	Footnotes	Yield	Number of Shares	Cost(b)	Fair Value(c)
Short-Term Investments—1.2%
State Street Institutional Treasury Money Market Fund—Institutional Class	(h)	2.06%	519,411	$519	$519
Total Short-Term Investments				519	519
TOTAL INVESTMENTS—95.1%				$40,546	$40,849
OTHER ASSETS IN EXCESS OF OTHER LIABILITIES—4.9%					2,087
NET ASSETS—100.0%					$42,936
Shares outstanding at period end (Class A)					346,393
Net asset value per common share at period end (Class A)					$11.08
Shares outstanding at period end (Class I)					3,495,777
Net asset value per common share at period end (Class I)					$11.09
Shares outstanding at period end (Class T)					31,014
Net asset value per common share at period end (Class T)					$11.08

ADR - American Depositary Receipt

(a)	Security may be an obligation of one or more entities affiliated with the named company.
(b)	Denominated in U.S. dollars unless otherwise noted.
(c)	Fair value is determined by the board of trustees of FS Energy Total Return Fund (the “Fund”). For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent audited financial statements.
(d)	Security or portion thereof is pledged as collateral supporting the amounts outstanding under the prime brokerage facility with BNP Paribas Prime Brokerage International, Ltd. (“BNP”). Securities may be rehypothecated from time to time as permitted under Rule 15c-1(a)(1) promulgated under the Securities Exchange Act of 1934, as amended, subject to terms and conditions governing the prime brokerage facility with BNP. As of July 31, 2019, there were no securities rehypothecated by BNP.
(e)	Investment denominated in Canadian dollars. Cost is converted into U.S. dollars on purchase date and fair value is converted into U.S. dollars as of July 31, 2019.
(f)	Certain variable rate securities in the Fund’s portfolio bear interest at a rate determined by a publicly disclosed base rate plus a basis point spread. As of July 31, 2019, the three-month London Interbank Offered Rate (“L”) was 2.27%.
(g)	Exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Such securities may be deemed liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $2,716, which represents approximately 6.3% of net assets as of July 31, 2019.
(h)	Rate represents the seven-day yield as of July 31, 2019.

See notes to unaudited schedule of investments.

FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments

As of July 31, 2019

(in thousands)

Investment Portfolio

The information contained in this section should be read in conjunction with the Fund’s audited financial statements contained in its annual report for the fiscal year ended October 31, 2018.

The following table summarizes the composition of the Fund’s investment portfolio at cost and fair value as of July 31, 2019:

	Amortized Cost(1)	Fair Value	Percentage of Portfolio
Master Limited Partnerships	$6,219	$5,852	14%
Preferred Equity	5,108	5,206	13%
Common Equity	14,592	15,675	38%
Senior Secured Loans—First Lien	6,964	6,880	17%
Corporate Bonds	7,144	6,717	17%
Short-Term Investments	519	519	1%
Total	$40,546	$40,849	100%

____________________________

(1) Amortized cost represents the original cost adjusted for the amortization of premiums, accretion of discounts and/or tax-basis return of capital, as applicable, on investments.

In general, under the 1940 Act, the Fund would be presumed to “control” a portfolio company if it owned more than 25% of its voting securities or it had the power to exercise control over the management or policies of such portfolio company, and would be an “affiliated person” of a portfolio company if it owned 5% or more of its voting securities.

As of July 31, 2019, the Fund did not “control” any of its portfolio companies and was not an “affiliated person” of any of its portfolio companies, each as defined in the 1940 Act.

The table below describes investments by industry classification and enumerates the percentage, by fair value, of the total portfolio assets in such industries as of July 31, 2019:

Industry Classification	Fair Value	Percentage of Portfolio
Midstream	$24,714	61%
Upstream	7,324	18%
Renewables	561	1%
Downstream	4,925	12%
Service & Equipment	2,806	7%
Short-Term Investments	519	1%
Total	$40,849	100%

Under existing accounting guidance, fair value is defined as the price that the Fund would receive upon selling an investment or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. This accounting guidance emphasizes that valuation techniques maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances.

FS Energy Total Return Fund

Notes to Unaudited Schedule of Investments (continued)

As of July 31, 2019

(in thousands)

The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1: Inputs that are quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs that are quoted prices for similar assets or liabilities in active markets.

Level 3: Inputs that are unobservable for an asset or liability.

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of July 31, 2019, the Fund’s investments were categorized as follows in the fair value hierarchy:

Asset Description	Level 1	Level 2	Level 3	Total
Master Limited Partnerships	$5,852	$—	$—	$5,852
Preferred Equity	5,206	—	—	5,206
Common Equity	15,675	—	—	15,675
Senior Secured Loans—First Lien	—	6,880	—	6,880
Corporate Bonds	—	6,717	—	6,717
Short-Term Investments	519	—	—	519
Total	$27,252	$13,597	$—	$40,849